SCHEDULE OF LIST OF RELATED PARTIES (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	5.38% shareholder of the Company	5.38% shareholder of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company	CEO of the Company